Significant Accounting Judgments, Estimates and Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Judgments, Estimates and Assumptions
Cash flows from operations including accumulated losses	€ 717.1
Weighted average IBR	3.75%	4.05%
Period of ownership restriction for Private Warrants after the completion of the Business Combination	30 days